Summary of Short Term Debt and Weighted Average Annual Interest Rates (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 350
Commercial paper program [Member]
Summary of short-term debt and weighted average annual interest rates
Maximum borrowing capacity of short term debt	$ 600	$ 600
Weighted average annual interest rate	0.24%	0.29%